March 12, 2010

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Meehan Mutual Funds, Inc.
File Nos. 333-86655 and 811-9575

Dear Sir or Madam:

Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Meehan Focus Fund, a series of the above Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13 ("PEA No. 13") to its Registration Statement on Form N-1A and that PEA No. 13 was filed electronically.

Very truly yours,

/s/ Kevin P. Christy

Kevin P. Christy

cc:  Paul P. Meehan
Edgemoor Investment Advisors, Inc.